AXS Aspect Core Diversified Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	U.S. TREASURY NOTES — 21.7%
	United States Treasury Note
$4,200,000	2.250%, 2/15/2021	$4,210,105
	TOTAL U.S. TREASURY NOTES
	(Cost $4,197,806)	4,210,105
Number of Shares
	SHORT-TERM INVESTMENTS — 64.4%
12,521,936	Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%[1]	12,521,936
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $12,521,936)	12,521,936
	TOTAL INVESTMENTS — 86.1%
	(Cost $16,719,742)	16,732,041
	Other Assets in Excess of Liabilities — 13.9%	2,708,243
	TOTAL NET ASSETS — 100.0%	$19,440,284

[1]	The rate is the annualized seven-day yield at period end.

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

FUTURES CONTRACTS

Long Contracts	Expiration Date	Number of Contracts	Notional Value	Value at December 31, 2020	Unrealized Appreciation (Depreciation)
Commodity Futures
CBOT Corn[1]	March 2021	8	$171,670	$193,600	$21,930
CBOT Corn[1]	May 2021	7	151,518	169,138	17,620
CBOT Soybean Meal[1]	March 2021	8	305,490	343,520	38,030
CBOT Soybean Oil[1]	March 2021	5	110,682	127,200	16,518
CBOT Soybean[1]	March 2021	7	413,070	458,850	45,780
CBOT Wheat[1]	March 2021	2	61,480	64,050	2,570
CBOT Wheat[1]	May 2021	2	61,842	63,950	2,108
CMX Copper[1]	March 2021	4	317,997	351,900	33,903
CMX Gold[1]	February 2021	1	186,182	189,510	3,328
CMX Silver[1]	March 2021	2	253,354	264,120	10,766
ICE ECX Emission[1]	December 2021	1	27,885	33,792	5,907
KCBT Hard Red Winter Wheat[1]	March 2021	6	171,102	181,050	9,948
LME Copper[1]	March 2021	2	356,872	388,338	31,466
LME Lead[1]	March 2021	1	50,306	49,868	(438)
LME Primary Aluminum[1]	March 2021	8	397,520	395,500	(2,020)
LME Primary Nickel[1]	March 2021	3	287,424	298,944	11,520
LME Zinc[1]	March 2021	5	341,708	343,666	1,958
NYBOT Cocoa[1]	March 2021	1	27,133	26,030	(1,103)
NYBOT Cotton #2[1]	March 2021	5	180,703	195,300	14,597
NYBOT Sugar #11[1]	March 2021	3	51,360	52,046	686
NYBOT Sugar #11[1]	May 2021	1	15,951	16,441	490
NYMEX Platinum[1]	April 2021	1	52,052	53,960	1,908

Foreign Exchange Futures
CME Australian Dollar	March 2021	17	1,272,068	1,309,000	36,932
CME British Pound	March 2021	5	422,657	426,844	4,187
CME Canadian Dollar	March 2021	15	1,172,621	1,175,100	2,479
CME Euro	March 2021	28	4,236,726	4,286,100	49,374
CME Japanese Yen	March 2021	8	961,824	968,900	7,076
CME Mexican Peso	March 2021	2	49,628	49,740	112
CME New Zealand Dollar	March 2021	18	1,267,124	1,293,840	26,716
CME Swiss Franc	March 2021	3	422,829	424,575	1,746

Index Futures
CBOT DJIA Index E-Mini	March 2021	1	150,382	152,485	2,103
CME E-mini Russell 2000 Index	March 2021	1	95,521	98,740	3,219
CME E-mini S&P 500	March 2021	1	182,719	187,440	4,721
CME NASDAQ 100 E-Mini	March 2021	1	247,451	257,710	10,259
CME Nikkei 225	March 2021	1	134,202	137,675	3,473
FTSE China A50	January 2021	36	611,816	637,632	25,816
NYF MSCI EAFE Index	March 2021	1	107,387	106,540	(847)
NYF MSCI Emerging Markets Index	March 2021	4	251,041	257,640	6,599
OSE TOPIX Index	March 2021	1	17,755,670	17,758,472	2,802
SGX Nifty 50 Index	January 2021	4	112,229	112,128	(101)
SGX Nikkei 225	March 2021	2	26,994,725	26,999,522	4,797
SSE OMXS30 Index	January 2021	5	949,317	948,079	(1,238)

Interest Rate Futures
CBOT 10-Year U.S. Treasury Note	March 2021	16	2,207,699	2,209,250	1,551
CBOT 2-Year U.S. Treasury Note	March 2021	28	6,182,193	6,187,344	5,151
CBOT 5-Year U.S. Treasury Note	March 2021	25	3,148,105	3,154,101	5,996
CBOT U.S. Long Bond	March 2021	1	173,751	173,188	(563)
CBOT Ultra Long-Term U.S. Treasury Bond	March 2021	1	214,798	213,563	(1,235)
CME Eurodollar	September 2021	4	998,019	998,300	281
CME Eurodollar	December 2021	6	1,496,510	1,496,850	340
CME Eurodollar	March 2022	5	1,247,246	1,247,750	504
CME Eurodollar	June 2022	8	1,994,938	1,996,200	1,262
CME Eurodollar	September 2022	10	2,493,117	2,494,875	1,758

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

FUTURES CONTRACTS (Continued)

Long Contracts (Continued)	Expiration Date	Number of Contracts	Notional Value	Value at December 31, 2020	Unrealized Appreciation (Depreciation)
Interest Rate Futures (Continued)
CME Eurodollar	December 2022	12	$2,990,558	$2,992,350	$1,792
CME Eurodollar	March 2023	9	2,242,278	2,244,263	1,985
CME Eurodollar	June 2023	12	2,989,045	2,991,000	1,955
EUX Euro-BOBL	March 2021	21	2,838,801	2,838,775	(26)
EUX Euro-BTP Italian Government Bond	March 2021	5	753,483	761,505	8,022
EUX Euro-Bund	March 2021	13	2,302,917	2,310,739	7,822
EUX Euro-Buxl 30 Year Bond	March 2021	2	444,201	451,871	7,670
EUX Euro-OAT	March 2021	7	1,170,024	1,176,127	6,103
EUX Short-term Euro-BTP Italian Government Bond	March 2021	5	565,613	566,330	717
ICF 3 Month Euro Euribor	December 2022	2	502,851	502,605	(246)
ICF 3 Month Euro Euribor	March 2023	2	502,689	502,550	(139)
ICF 3 Month Euro Euribor	June 2023	3	754,077	753,678	(399)
ICF 90 Day Sterling	September 2021	9	1,125,473	1,125,595	122
ICF 90 Day Sterling	December 2021	19	2,376,235	2,376,658	423
ICF 90 Day Sterling	March 2022	29	3,624,877	3,625,045	168
ICF 90 Day Sterling	June 2022	26	3,249,495	3,249,742	247
ICF 90 Day Sterling	September 2022	26	3,249,238	3,249,391	153
ICF 90 Day Sterling	December 2022	29	3,623,458	3,624,079	621
ICF 90 Day Sterling	March 2023	23	2,873,111	2,874,121	1,010
ICF 90 Day Sterling	June 2023	22	2,748,905	2,748,146	(759)
ICF Long Gilt	March 2021	9	1,214,655	1,221,773	7,118
MSE 3 Month Bank Acceptence	September 2021	16	3,979,790	3,981,526	1,736
MSE 3 Month Bank Acceptence	December 2021	13	3,232,598	3,234,141	1,543
MSE 3 Month Bank Acceptence	March 2022	10	2,485,668	2,487,009	1,341
MSE 3 Month Bank Acceptence	June 2022	7	1,739,400	1,740,166	766
MSE 3 Month Bank Acceptence	September 2022	5	1,241,721	1,242,382	661
MSE Canadian 10 Year Bond	March 2021	23	3,415,351	3,426,309	10,958
SFE 90 Day Bank Bill	September 2021	7	6,999,153	6,999,407	254
SFE 90 Day Bank Bill	December 2021	5	4,999,098	4,999,223	125
SFE 90 Day Bank Bill	March 2022	4	3,998,825	3,999,122	297
SFE 90 Day Bank Bill	June 2022	3	2,999,144	2,999,177	33
SFE 90 Day Bank Bill	September 2022	2	1,999,166	1,999,201	35
SFE Australian 10 Year Bond	March 2021	9	1,322,894	1,324,572	1,678
SFE Australian 3 Year Bond	March 2021	91	10,682,069	10,685,767	3,698
Total Long Contracts			172,784,475	173,324,701	540,226

Short Contracts	Expiration Date	Number of Contracts	Notional Value	Value at December 31, 2020	Unrealized Appreciation (Depreciation)
Commodity Futures
CME Lean Hogs[1]	February 2021	(1)	(25,377)	(28,110)	(2,733)
CME Lean Hogs[1]	April 2021	(1)	(27,407)	(28,900)	(1,493)
CME Live Cattle[1]	February 2021	(1)	(44,168)	(46,010)	(1,842)
CME Live Cattle[1]	April 2021	(1)	(46,038)	(47,700)	(1,662)
CME Live Cattle[1]	June 2021	(1)	(43,757)	(45,880)	(2,123)
ICE Cocoa[1]	May 2021	(1)	(16,199)	(16,966)	(767)
ICE Low Sulphur Gas[1]	February 2021	(1)	(40,924)	(42,300)	(1,376)
NYMEX Natural Gas[1]	February 2021	(14)	(353,802)	(355,460)	(1,658)
NYMEX Natural Gas[1]	March 2021	(4)	(106,042)	(101,040)	5,002
NYMEX WTI Crude Oil[1]	February 2021	(1)	(38,138)	(48,520)	(10,382)

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

FUTURES CONTRACTS (Continued)

Short Contracts (Continued)	Expiration Date	Number of Contracts	Notional Value	Value at December 31, 2020	Unrealized Appreciation (Depreciation)
Interest Rate Futures
EUX Euro-Schatz	March 2021	(1)	$(112,274)	$(112,275)	$(1)
Total Short Contracts			(854,126)	(873,161)	(19,035)

TOTAL FUTURES CONTRACTS			$171,930,349	$172,451,540	$521,191

[1]	This investment is a holding of AXS Aspect Core Diversified Strategy Fund Limited.

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

Settlement Date	Counterparty	Currency Units to Receive/(Deliver)		In Exchange For		Unrealized Appreciation (Depreciation)
3/17/2021	Morgan Stanley	256,530	BRL	50,000	USD	$(706)
3/17/2021	Morgan Stanley	(129,773)	BRL	(25,000)	USD	63
3/17/2021	Morgan Stanley	(129,882)	BRL	(25,000)	USD	42
3/17/2021	Morgan Stanley	(511,284)	BRL	(100,000)	USD	1,754
3/17/2021	Morgan Stanley	224,365,050	CLP	300,000	USD	15,837
3/17/2021	Morgan Stanley	18,631,588	CLP	25,000	USD	1,228
3/17/2021	Morgan Stanley	18,623,838	CLP	25,000	USD	1,217
3/17/2021	Morgan Stanley	18,475,838	CLP	25,000	USD	1,008
3/17/2021	Morgan Stanley	18,443,588	CLP	25,000	USD	963
3/17/2021	Morgan Stanley	18,241,338	CLP	25,000	USD	678
3/17/2021	Morgan Stanley	18,225,588	CLP	25,000	USD	656
3/17/2021	Morgan Stanley	17,708,543	CLP	25,000	USD	(72)
3/17/2021	Morgan Stanley	17,625,793	CLP	25,000	USD	(188)
3/17/2021	Morgan Stanley	819,981	CNH	125,000	USD	450
3/17/2021	Morgan Stanley	819,798	CNH	125,000	USD	422
3/17/2021	Morgan Stanley	655,901	CNH	100,000	USD	347
3/17/2021	Morgan Stanley	655,709	CNH	100,000	USD	317
3/17/2021	Morgan Stanley	328,039	CNH	50,000	USD	187
3/17/2021	Morgan Stanley	(328,753)	CNH	(50,000)	USD	(297)
3/17/2021	Morgan Stanley	174,163,075	COP	50,000	USD	879
3/17/2021	Morgan Stanley	171,377,075	COP	50,000	USD	65
3/17/2021	Morgan Stanley	(87,252,463)	COP	(25,000)	USD	(489)
3/17/2021	Morgan Stanley	(87,352,963)	COP	(25,000)	USD	(519)
3/17/2021	Morgan Stanley	1,316,474	CZK	60,709	USD	611
3/17/2021	Morgan Stanley	1,316,357	CZK	61,080	USD	234
3/17/2021	Morgan Stanley	(662,652)	CZK	(30,266)	USD	(600)
3/17/2021	Morgan Stanley	(662,658)	CZK	(30,266)	USD	(599)
3/17/2021	Morgan Stanley	(1,321,904)	CZK	(60,533)	USD	(1,040)
3/17/2021	Morgan Stanley	100,000	EUR	121,418	USD	960
3/17/2021	Morgan Stanley	100,000	EUR	121,065	USD	1,313
3/17/2021	Morgan Stanley	100,000	EUR	122,911	USD	(532)
3/17/2021	Morgan Stanley	100,000	EUR	121,862	USD	516
3/17/2021	Morgan Stanley	100,000	EUR	122,309	USD	69
3/17/2021	Morgan Stanley	100,000	EUR	121,065	USD	1,313
3/17/2021	Morgan Stanley	100,000	EUR	121,065	USD	1,313
3/17/2021	Morgan Stanley	100,000	EUR	121,065	USD	1,313
3/17/2021	Morgan Stanley	75,000	EUR	90,799	USD	985
3/17/2021	Morgan Stanley	75,000	EUR	90,799	USD	985
3/17/2021	Morgan Stanley	75,000	EUR	90,799	USD	985
3/17/2021	Morgan Stanley	75,000	EUR	90,799	USD	985
3/17/2021	Morgan Stanley	75,000	EUR	90,799	USD	985
3/17/2021	Morgan Stanley	50,000	EUR	60,746	USD	443
3/17/2021	Morgan Stanley	50,000	EUR	60,746	USD	443
3/17/2021	Morgan Stanley	50,000	EUR	61,455	USD	(266)
3/17/2021	Morgan Stanley	50,000	EUR	61,252	USD	(63)
3/17/2021	Morgan Stanley	50,000	EUR	60,976	USD	213

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS - Continued

Settlement Date	Counterparty	Currency Units to Receive/(Deliver)		In Exchange For		Unrealized Appreciation (Depreciation)
3/17/2021	Morgan Stanley	50,000	EUR	60,976	USD	$213
3/17/2021	Morgan Stanley	50,000	EUR	60,533	USD	656
3/17/2021	Morgan Stanley	50,000	EUR	60,533	USD	656
3/17/2021	Morgan Stanley	50,000	EUR	60,533	USD	656
3/17/2021	Morgan Stanley	50,000	EUR	60,533	USD	656
3/17/2021	Morgan Stanley	50,000	EUR	60,533	USD	656
3/17/2021	Morgan Stanley	50,000	EUR	60,533	USD	656
3/17/2021	Morgan Stanley	25,000	EUR	30,266	USD	328
3/17/2021	Morgan Stanley	25,000	EUR	30,266	USD	328
3/17/2021	Morgan Stanley	25,000	EUR	30,266	USD	328
3/17/2021	Morgan Stanley	(50,000)	EUR	(60,533)	USD	(656)
3/17/2021	Morgan Stanley	(50,000)	EUR	(60,805)	USD	(384)
3/17/2021	Morgan Stanley	(50,000)	EUR	(60,584)	USD	(605)
3/17/2021	Morgan Stanley	(50,000)	EUR	(61,080)	USD	(109)
3/17/2021	Morgan Stanley	(50,000)	EUR	(61,252)	USD	63
3/17/2021	Morgan Stanley	(50,000)	EUR	(61,155)	USD	(34)
3/17/2021	Morgan Stanley	(50,000)	EUR	(61,155)	USD	(34)
3/17/2021	Morgan Stanley	(50,000)	EUR	(61,252)	USD	63
3/17/2021	Morgan Stanley	(50,000)	EUR	(61,155)	USD	(34)
3/17/2021	Morgan Stanley	(50,000)	EUR	(60,709)	USD	(480)
3/17/2021	Morgan Stanley	(50,000)	EUR	(60,709)	USD	(480)
3/17/2021	Morgan Stanley	(75,000)	EUR	(90,799)	USD	(985)
3/17/2021	Morgan Stanley	(75,000)	EUR	(90,799)	USD	(985)
3/17/2021	Morgan Stanley	(100,000)	EUR	(121,847)	USD	(531)
3/17/2021	Morgan Stanley	(100,000)	EUR	(121,168)	USD	(1,210)
3/17/2021	Morgan Stanley	(100,000)	EUR	(121,581)	USD	(798)
3/17/2021	Morgan Stanley	(100,000)	EUR	(122,459)	USD	81
3/17/2021	Morgan Stanley	(125,000)	EUR	(151,332)	USD	(1,641)
3/17/2021	Morgan Stanley	(125,000)	EUR	(151,332)	USD	(1,641)
3/17/2021	Morgan Stanley	(150,000)	EUR	(181,598)	USD	(1,969)
3/17/2021	Morgan Stanley	(150,000)	EUR	(181,598)	USD	(1,969)
3/17/2021	Morgan Stanley	(150,000)	EUR	(181,598)	USD	(1,969)
3/17/2021	Morgan Stanley	(175,000)	EUR	(211,864)	USD	(2,297)
3/17/2021	Morgan Stanley	(175,000)	EUR	(211,864)	USD	(2,298)
3/17/2021	Morgan Stanley	35,805,614	HUF	122,459	USD	(1,855)
3/17/2021	Morgan Stanley	35,582,194	HUF	121,168	USD	(1,317)
3/17/2021	Morgan Stanley	(9,067,599)	HUF	(30,266)	USD	(276)
3/17/2021	Morgan Stanley	(18,125,538)	HUF	(60,533)	USD	(519)
3/17/2021	Morgan Stanley	(18,132,683)	HUF	(60,533)	USD	(543)
3/17/2021	Morgan Stanley	(27,111,822)	HUF	(90,799)	USD	(521)
3/17/2021	Morgan Stanley	(36,174,519)	HUF	(122,309)	USD	463
3/17/2021	Morgan Stanley	(36,184,216)	HUF	(121,065)	USD	(814)
3/17/2021	Morgan Stanley	(36,234,226)	HUF	(121,065)	USD	(982)
3/17/2021	Morgan Stanley	(36,254,496)	HUF	(121,862)	USD	(254)
3/17/2021	Morgan Stanley	(36,578,526)	HUF	(122,911)	USD	(297)
3/17/2021	Morgan Stanley	324,443	ILS	100,000	USD	1,101
3/17/2021	Morgan Stanley	243,053	ILS	75,000	USD	738

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS - Continued

Settlement Date	Counterparty	Currency Units to Receive/(Deliver)		In Exchange For		Unrealized Appreciation (Depreciation)
3/17/2021	Morgan Stanley	162,110	ILS	50,000	USD	$516
3/17/2021	Morgan Stanley	81,066	ILS	25,000	USD	261
3/17/2021	Morgan Stanley	81,018	ILS	25,000	USD	246
3/17/2021	Morgan Stanley	81,016	ILS	25,000	USD	246
3/17/2021	Morgan Stanley	29,842,000	INR	400,000	USD	4,942
3/17/2021	Morgan Stanley	1,857,938	INR	25,000	USD	211
3/17/2021	Morgan Stanley	1,857,816	INR	25,000	USD	210
3/17/2021	Morgan Stanley	1,848,839	INR	25,000	USD	88
3/17/2021	Morgan Stanley	1,848,616	INR	25,000	USD	85
3/17/2021	Morgan Stanley	1,839,366	INR	25,000	USD	(41)
3/17/2021	Morgan Stanley	1,839,074	INR	25,000	USD	(45)
3/17/2021	Morgan Stanley	704,241,655	KRW	650,000	USD	(1,555)
3/17/2021	Morgan Stanley	(54,659,565)	KRW	(50,000)	USD	(329)
3/17/2021	Morgan Stanley	(55,215,255)	KRW	(50,000)	USD	(841)
3/17/2021	Morgan Stanley	533,133	NOK	61,155	USD	1,005
3/17/2021	Morgan Stanley	(531,268)	NOK	(60,533)	USD	(1,410)
3/17/2021	Morgan Stanley	(532,713)	NOK	(60,533)	USD	(1,578)
3/17/2021	Morgan Stanley	(796,719)	NOK	(90,799)	USD	(2,093)
3/17/2021	Morgan Stanley	(798,240)	NOK	(90,799)	USD	(2,270)
3/17/2021	Morgan Stanley	9,637,948	PHP	200,000	USD	296
3/17/2021	Morgan Stanley	(2,417,763)	PHP	(50,000)	USD	(246)
3/17/2021	Morgan Stanley	223,717	PLN	60,533	USD	(627)
3/17/2021	Morgan Stanley	222,520	PLN	60,805	USD	(1,219)
3/17/2021	Morgan Stanley	222,135	PLN	60,584	USD	(1,101)
3/17/2021	Morgan Stanley	221,628	PLN	60,709	USD	(1,362)
3/17/2021	Morgan Stanley	(224,002)	PLN	(60,533)	USD	550
3/17/2021	Morgan Stanley	(224,515)	PLN	(61,252)	USD	1,132
3/17/2021	Morgan Stanley	(225,566)	PLN	(60,976)	USD	574
3/17/2021	Morgan Stanley	(225,692)	PLN	(60,976)	USD	540
3/17/2021	Morgan Stanley	(226,243)	PLN	(61,455)	USD	872
3/17/2021	Morgan Stanley	(336,482)	PLN	(90,799)	USD	697
3/17/2021	Morgan Stanley	(336,683)	PLN	(90,799)	USD	643
3/17/2021	Morgan Stanley	(447,798)	PLN	(121,065)	USD	1,155
3/17/2021	Morgan Stanley	(448,402)	PLN	(121,065)	USD	993
3/17/2021	Morgan Stanley	3,711,028	RUB	50,000	USD	(216)
3/17/2021	Morgan Stanley	(18,506,205)	RUB	(250,000)	USD	1,736
3/17/2021	Morgan Stanley	1,792,453	SEK	211,864	USD	6,178
3/17/2021	Morgan Stanley	1,789,762	SEK	211,864	USD	5,851
3/17/2021	Morgan Stanley	1,532,568	SEK	181,598	USD	4,831
3/17/2021	Morgan Stanley	1,531,497	SEK	181,598	USD	4,701
3/17/2021	Morgan Stanley	1,530,885	SEK	181,598	USD	4,626
3/17/2021	Morgan Stanley	1,279,171	SEK	151,332	USD	4,273
3/17/2021	Morgan Stanley	1,275,434	SEK	151,332	USD	3,818
3/17/2021	Morgan Stanley	1,019,576	SEK	121,847	USD	2,179
3/17/2021	Morgan Stanley	1,012,958	SEK	121,581	USD	1,640
3/17/2021	Morgan Stanley	769,041	SEK	90,799	USD	2,751
3/17/2021	Morgan Stanley	767,353	SEK	90,799	USD	2,545

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS - Continued

Settlement Date	Counterparty	Currency Units to Receive/(Deliver)		In Exchange For		Unrealized Appreciation (Depreciation)
3/17/2021	Morgan Stanley	509,657	SEK	61,155	USD	842
3/17/2021	Morgan Stanley	508,894	SEK	61,155	USD	750
3/17/2021	Morgan Stanley	505,842	SEK	61,252	USD	281
3/17/2021	Morgan Stanley	505,491	SEK	61,252	USD	238
3/17/2021	Morgan Stanley	(512,076)	SEK	(60,746)	USD	(1,545)
3/17/2021	Morgan Stanley	(512,159)	SEK	(60,746)	USD	(1,556)
3/17/2021	Morgan Stanley	(1,026,288)	SEK	(121,418)	USD	(3,424)
3/17/2021	Morgan Stanley	267,336	SGD	200,000	USD	2,301
3/17/2021	Morgan Stanley	133,794	SGD	100,000	USD	1,246
3/17/2021	Morgan Stanley	133,715	SGD	100,000	USD	1,186
3/17/2021	Morgan Stanley	100,317	SGD	75,000	USD	913
3/17/2021	Morgan Stanley	100,274	SGD	75,000	USD	881
3/17/2021	Morgan Stanley	66,799	SGD	50,000	USD	549
3/17/2021	Morgan Stanley	3,755,644	THB	125,000	USD	369
3/17/2021	Morgan Stanley	3,753,981	THB	125,000	USD	313
3/17/2021	Morgan Stanley	3,003,715	THB	100,000	USD	268
3/17/2021	Morgan Stanley	1,500,567	THB	50,000	USD	91
3/17/2021	Morgan Stanley	12,436,491	TWD	450,000	USD	(7,249)
3/17/2021	Morgan Stanley	691,350	TWD	25,000	USD	(387)
3/17/2021	Morgan Stanley	691,296	TWD	25,000	USD	(389)
3/17/2021	Morgan Stanley	(1,383,608)	TWD	(50,000)	USD	742
3/17/2021	Morgan Stanley	759,804	ZAR	50,000	USD	1,201
3/17/2021	Morgan Stanley	759,690	ZAR	50,000	USD	1,193
3/17/2021	Morgan Stanley	759,680	ZAR	50,000	USD	1,192
3/17/2021	Morgan Stanley	752,178	ZAR	50,000	USD	687
3/17/2021	Morgan Stanley	738,892	ZAR	50,000	USD	(209)
3/17/2021	Morgan Stanley	379,856	ZAR	25,000	USD	597
3/17/2021	Morgan Stanley	379,450	ZAR	25,000	USD	570
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$60,672

BRL - Brazilian Real

CLP - Chilean Peso

CNH - Chinese Yuan Renminbi

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

HUF - Hungarian Forint

ILS - New Israeli Sheqel

INR - Indian Rupee

KRW - South Korean Won

NOK - Norwegian Krone

PHP - Philippine Peso

PLN - Polish Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

AXS Aspect Core Diversified Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

THB - Baht

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand